Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Current and Deferred Income Tax Provision for Federal and State Income Taxes

The following table presents the current and deferred income tax provision for federal and state income taxes for the years ended December 31, 2025 and 2024:

	2025	2024
Current provision for income taxes	$-	$-
Deferred income tax benefit	-	-
Total provision for income taxes	$-	$-

Schedule of Federal and State Statutory Rates to the Loss Before Federal Income Tax Provision

The provision for federal income taxes differs from that computed by applying federal and state statutory rates to the loss before federal income tax provision, as indicated in the following analysis:

	For The Years Ended December 31,
	2025		2024
Expected federal tax (expense) benefit	$785,200	21.0%	$1,076,600	21.0%
Expected state tax (expense) benefit	308,500	8.3%	423,000	8.3%
Nondeductible expenses and other
Stock compensation	(142,000)	(3.8)%	(481,900)	(9.4)%
Derivative liability related	(106,800)	(2.9)%	-	-
Other	(51,800)	(1.4)%	(58,600)	(1.2)%
(Increase) decrease in valuation allowance	(793,100)	(21.2)%	(959,100)	(18.7)%
Total provision for income taxes	$-	-	$-	-

Schedule of Major Components of the Deferred Taxes

The major components of the deferred taxes are as follows at December 31, 2025 and 2024:

	2025	2024
Account receivable, net	$23,700	$8,600
Accumulated depreciation	(1,500)	(1,500)
Intangible assets, net	(69,800)	(69,300)
Accrued expenses	185,400	114,900
Net operating loss	7,690,200	6,982,200
Deferred tax asset valuation allowance	(7,828,000)	(7,034,900)
	$-	$-